Fees Summary	Aug. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,696,791,844.62
Previously Paid Amount	0.00
Total Fee Amount	234,326.95
Total Offset Amount	0.00
Net Fee	$ 234,326.95
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A